NON-CONTROLLING INTERESTS - Additional Information (Details) $ in Millions	1 Months Ended
Jul. 31, 2021 USD ($)
Xinjiang Daqo Investment
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	4.40%
Initial Public Offering
Noncontrolling Interest [Line Items]
Proceeds from Issuance Initial Public Offering	$ 935.0
Initial Public Offering | Xinjiang Daqo Investment
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	80.70%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	19.30%
Non controlling interest | Initial Public Offering
Noncontrolling Interest [Line Items]
Proceeds from Issuance Initial Public Offering	$ 344.3
Additional paid-in capital | Initial Public Offering
Noncontrolling Interest [Line Items]
Proceeds from Issuance Initial Public Offering	$ 590.7